Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments and Financial Risk Management [Abstract]
Schedule of Analyzes Non-Derivative Financial Liabilities	Derivative financial liabilities are included in the analysis if their contractual maturities are essential for an understanding of the timing of the cash flows.
	Less than one year	Between one to two years	More than two years
	U.S. dollars in thousands
December 31, 2023:
Lease liabilities	370	303	220
Long-term loans	290	782	20
Accounts payable and accruals	2,808	-	-
	3,468	1,085	240
December 31, 2022:
Lease liabilities	204	13	-
Short-term bank loans	1,606	-	-
Long-term loans	617	540	66
Accounts payable and accruals	4,517	-	-
	6,944	553	66

Schedule of Changes in Level 3 Financial Liabilities	The following table presents the changes in level 3 financial liabilities for each of the three years in the period ended December 31, 2023:
Derivative financial instruments
Balance as of January 1, 2023	26
Initial recognition of financial liability	1,197
Classification of financial liability to equity	(1,116)
Changes within profit or loss	2
Balance as of December 31, 2023	109
Derivative financial instruments
Balance as of January 1, 2022	488
Changes within profit or loss	(462)
Balance as of December 31, 2022	26

	Contingent consideration	Derivative financial instruments	Total
Balance as of January 1, 2021	1,599	1,448	3,047
Payment of contingent consideration	(915)	-	(915)
Changes within profit or loss	(684)	(960)	(1,644)
Balance as of December 31, 2021	-	488	488

Schedule of Financial Instruments	Financial assets
	Financial assets measured at fair value	Financial assets at amortized cost	Total
	U.S. dollars in thousands
December 31, 2023
Cash and cash equivalents	-	10,872	10,872
Accounts receivable (excluding prepaid expenses)	-	2,194	2,194
Long-term restricted deposits	-	3	3
Long-term deposits	-	104	104
Equity securities	82	-	82
	82	13,173	13,255
December 31, 2022
Cash and cash equivalents	-	3,290	3,290
Accounts receivable (excluding prepaid expenses)	-	2,236	2,236
Short-term restricted deposits	-	560	560
Long-term restricted deposits	-	127	127
Long-term deposits	-	21	21
	-	6,234	6,234
Financial liabilities
	Financial liabilities measured at fair value	Financial liabilities at amortized cost	Total
	U.S. dollars in thousands
December 31, 2023
Lease liabilities	-	893	893
Accounts payable and accruals	-	2,808	2,808
Long-term loans	-	1,092	1,092
Derivative financial instruments	109	-	109
	109	4,793	4,902
December 31, 2022
Lease liabilities	-	217	217
Accounts payable and accruals	-	4,517	4,517
Short-term bank loans	-	1,606	1,606
Long-term loans	-	1,223	1,223
Derivative financial instruments	26	-	26
	26	7,563	7,589

Schedule of Fair Value of Derivative Financial Instruments	The Company used the Binomial model to evaluate the fair value of derivative financial instruments related to warrants previously granted to investors as of December 31, 2023 and 2022, using the following principal assumptions:
	Year ended December 31
	2023	2022
Risk-free interest rate	5.32%	4.59%
Expected term (in years)	0.43	1.43
Expected volatility	91%	69.28%
The Company also used the Black-Scholes model to evaluate the fair value of derivative financial instruments related to several warrants previously granted to investors as of December 31, 2023 and 2022, using the following principal assumptions:
Year ended December 31
	2023	2022
Risk-free interest rate	4.01%-4.92%	4.11%-4.73%
Expected term (in years)	0.86-2.99	0.92-3.99
Expected volatility	81.07%-94.33%	69.93%-98.87%